Income Tax (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Operating Loss Carryforwards	65,750
Minimum
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2014
Maximum
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2034